Columbia Disciplined Core Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 10.8%
Interactive Media & Services 10.8%
Alphabet, Inc., Class A	994,191	382,564,697
Meta Platforms, Inc., Class A	269,278	164,773,901
Total		547,338,598
Total Communication Services		547,338,598
Consumer Discretionary 9.9%
Automobile Components 0.6%
Aptiv PLC(a)	421,153	25,378,680
Versigent PLC(a)	140,384	4,909,228
Total		30,287,908
Automobiles 1.1%
General Motors Co.	126,782	9,748,268
Tesla, Inc.(a)	123,156	47,000,024
Total		56,748,292
Broadline Retail 2.8%
Amazon.com, Inc.(a)	523,699	138,811,657
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.	356,512	60,022,360
Expedia Group, Inc.	176,548	43,849,227
Total		103,871,587
Specialty Retail 1.1%
Ross Stores, Inc.	247,246	56,320,167
Textiles, Apparel & Luxury Goods 2.2%
Ralph Lauren Corp.	119,746	42,945,706
Tapestry, Inc.	484,349	70,249,979
Total		113,195,685
Total Consumer Discretionary		499,235,296
Consumer Staples 4.5%
Beverages 0.4%
Molson Coors Beverage Co., Class B	518,654	22,167,272
Consumer Staples Distribution & Retail 0.3%
Kroger Co. (The)	239,133	16,277,783
Food Products 0.1%
Conagra Brands, Inc.	429,950	6,169,783
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Colgate-Palmolive Co.	110,985	9,473,680
Procter & Gamble Co. (The)	478,982	70,453,462
Total		79,927,142
Tobacco 2.1%
Altria Group, Inc.	1,415,870	102,862,955
Total Consumer Staples		227,404,935
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	571,780	110,530,792
Exxon Mobil Corp.	142,055	21,923,348
Valero Energy Corp.	105,412	26,624,963
Total		159,079,103
Total Energy		159,079,103
Financials 11.9%
Banks 2.6%
Citigroup, Inc.	727,726	93,134,374
U.S. Bancorp	672,650	38,112,349
Total		131,246,723
Capital Markets 4.5%
Bank of New York Mellon Corp. (The)	622,719	83,674,752
Blackrock, Inc.	56,420	60,121,152
Charles Schwab Corp. (The)	460,654	42,214,333
CME Group, Inc.	28,995	8,345,341
S&P Global, Inc.	73,089	31,518,169
Total		225,873,747
Consumer Finance 1.4%
Synchrony Financial	907,916	69,183,199
Financial Services 1.8%
MasterCard, Inc., Class A	177,339	89,187,330
Insurance 1.6%
Allstate Corp. (The)	384,794	83,600,344
Total Financials		599,091,343

Columbia Disciplined Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.1%
Biotechnology 1.9%
AbbVie, Inc.	145,805	30,811,513
Amgen, Inc.	54,584	18,899,710
Argenx SE, ADR(a)	6,330	4,948,288
BioMarin Pharmaceutical, Inc.(a)	100,388	5,411,917
Insmed, Inc.(a)	47,769	6,512,348
Regeneron Pharmaceuticals, Inc.	16,426	11,614,167
Vertex Pharmaceuticals, Inc.(a)	42,117	17,999,963
Total		96,197,906
Health Care Providers & Services 2.1%
Centene Corp.(a)	515,566	27,680,738
CVS Health Corp.	275,918	22,981,210
McKesson Corp.	67,903	55,354,526
Total		106,016,474
Life Sciences Tools & Services 1.0%
Charles River Laboratories International, Inc.(a)	310,630	51,865,891
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	1,611,341	97,631,151
Pfizer, Inc.	1,457,196	38,907,133
Viatris, Inc.	4,470,229	66,785,222
Total		203,323,506
Total Health Care		457,403,777
Industrials 8.1%
Aerospace & Defense 1.8%
General Dynamics Corp.	243,930	83,985,099
Lockheed Martin Corp.	11,120	5,759,826
Total		89,744,925
Air Freight & Logistics 1.0%
FedEx Corp.	123,966	49,996,727
Construction & Engineering 0.2%
EMCOR Group, Inc.	11,321	10,094,596
Electrical Equipment 0.2%
Rockwell Automation, Inc.	26,902	11,000,497
Ground Transportation 0.2%
Uber Technologies, Inc.(a)	164,730	12,290,505
Machinery 3.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordson Corp.	96,624	27,871,193
Pentair PLC	723,453	58,389,892
Snap-On, Inc.	176,861	67,808,507
Total		154,069,592
Passenger Airlines 0.6%
Delta Air Lines, Inc.	460,945	31,339,651
Professional Services 1.0%
Automatic Data Processing, Inc.	109,255	23,155,505
Broadridge Financial Solutions, Inc.	178,758	27,525,157
Total		50,680,662
Total Industrials		409,217,155
Information Technology 34.0%
Communications Equipment 3.1%
Arista Networks, Inc.(a)	575,233	99,348,491
Cisco Systems, Inc.	595,035	54,445,703
Total		153,794,194
Electronic Equipment, Instruments & Components 2.2%
Keysight Technologies, Inc.(a)	256,445	89,732,670
TE Connectivity PLC	87,294	18,476,648
Total		108,209,318
Semiconductors & Semiconductor Equipment 13.7%
Broadcom, Inc.	194,901	81,357,524
KLA Corp.	9,362	16,386,777
Lam Research Corp.	80,873	20,853,912
Micron Technology, Inc.	93,464	48,335,842
NVIDIA Corp.	2,394,332	477,836,837
QUALCOMM, Inc.	71,922	12,915,753
Teradyne, Inc.	98,403	33,798,478
Total		691,485,123
Software 7.6%
Adobe, Inc.(a)	248,666	61,196,703
Autodesk, Inc.(a)	26,538	6,289,506
Microsoft Corp.(b)	554,349	226,052,435
Palantir Technologies, Inc., Class A(a)	417,404	58,065,070
Salesforce, Inc.	145,758	25,730,660
ServiceNow, Inc.(a)	79,447	7,015,965
Total		384,350,339
Columbia Disciplined Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	1,382,706	375,197,273
Total Information Technology		1,713,036,247
Materials 2.4%
Chemicals 1.6%
CF Industries Holdings, Inc.	630,845	78,350,949
Metals & Mining 0.8%
Newmont Corp.	376,535	41,829,273
Total Materials		120,180,222
Real Estate 1.7%
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	1,052,319	22,235,500
Specialized REITs 1.2%
Equinix, Inc.	56,713	61,410,538
Total Real Estate		83,646,038
Utilities 2.5%
Electric Utilities 2.0%
Edison International	377,981	26,265,900
Exelon Corp.	637,015	29,296,320
PG&E Corp.	2,698,368	44,846,876
Total		100,409,096
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	1,703,355	24,613,480
Total Utilities		125,022,576
Total Common Stocks (Cost $2,931,776,277)		4,940,655,290

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(c),(d)	97,319,455	97,280,527
Total Money Market Funds (Cost $97,279,926)		97,280,527
Total Investments in Securities (Cost: $3,029,056,203)		5,037,935,817
Other Assets & Liabilities, Net		2,568,548
Net Assets		5,040,504,365
At April 30, 2026, securities and/or cash totaling $10,660,185 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	295	06/2026	USD	106,845,313	3,155,480	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.

Columbia Disciplined Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	89,302,010	368,251,457	(360,269,514)	(3,426)	97,280,527	(3,241)	1,710,856	97,319,455
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Disciplined Core Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT177_(06/26)